Short-Term Loans	12 Months Ended
Jun. 30, 2026
Short-Term Loans [Abstract]
SHORT-TERM LOANS

NOTE 8 — SHORT-TERM LOANS

Bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or annually. The bank loans consisted of the following:

	As of June 30,
	2026	2025
Loans from financial institutions	$-	$389,741

MF Beijing obtained a loan of RMB 2,790,000 ($389,741) from Industrial and Commercial Bank of China on July 5, 2024, with a loan term from July 5, 2024 to July 4, 2025, at an interest rate of 2.8%, and the loan was repaid on July 4, 2025.